Goodwill and Intangible Assets - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Indefinite-lived Intangible Assets [Line Items]
Amortization expense for intangible assets	$ 6	$ 8	$ 32	$ 29	$ 19
In-process research and development
Indefinite-lived Intangible Assets [Line Items]
Intangible assets with indefinite useful lives	$ 7		$ 7	$ 7